Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Contingency [Line Items]
Effective tax rate differs from federal statutory rate	35.00%
Income Tax Credits and Adjustments			$ 400,000
Net deferred tax assets	185,614,000	311,060,000
Liabilities for uncertain tax positions	13,797,000
Valuation allowance related to deferred tax assets	6,233,000	8,300,000
Unrecognized tax benefit	0
Unpaid interest amount	48,000
Income tax provision that would have increased if computed on separate return basis	5,800,000
Change in income tax provision		0	0
State and Local Jurisdiction
Income Tax Contingency [Line Items]
Net operating loss carryforward	679,400,000
Valuation allowance related to deferred tax assets	5,950,000	8,300,000
State and Local Jurisdiction | Minimum [Member]
Income Tax Contingency [Line Items]
Net operating loss carryforward, expire date	Dec. 31, 2015
State and Local Jurisdiction | Maximum [Member]
Income Tax Contingency [Line Items]
Net operating loss carryforward, expire date	Dec. 31, 2034
WRECO Transaction [Member]
Income Tax Contingency [Line Items]
Net deferred tax assets	16,800,000
Liabilities for uncertain tax positions	$ 15,500,000